Columbia Real Estate Equity Fund
First Quarter Report
March 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.6%
Issuer	Shares	Value ($)
Real Estate 93.6%
Data Center REITs 9.9%
Digital Realty Trust, Inc.	24,700	3,539,263
Equinix, Inc.(a)	15,309	12,482,193
Total		16,021,456
Diversified REITs 2.2%
American Assets Trust, Inc.	10,600	213,484
Empire State Realty Trust, Inc., Class A	180,600	1,412,292
Federal Realty Investment Trust	20,153	1,971,366
Total		3,597,142
Health Care REITs 16.6%
Alexandria Real Estate Equities, Inc.	8,242	762,468
American Healthcare REIT, Inc.	21,600	654,480
CareTrust REIT, Inc.	27,800	794,524
Healthcare Realty Trust, Inc.	51,800	875,420
Healthpeak Properties, Inc.	183,637	3,713,140
Medical Properties Trust, Inc.	88,300	532,449
National Health Investors, Inc.	7,000	517,020
Omega Healthcare Investors, Inc.	38,800	1,477,504
Sabra Health Care REIT, Inc.	38,100	665,607
Ventas, Inc.	33,500	2,303,460
Welltower, Inc.(a)	95,348	14,608,267
Total		26,904,339
Hotel & Resort REITs 1.9%
Apple Hospitality REIT, Inc.	32,900	424,739
DiamondRock Hospitality Co.	25,400	196,088
Park Hotels & Resorts, Inc.	32,300	344,964
Ryman Hospitality Properties, Inc.	16,400	1,499,616
Service Properties Trust	28,700	74,907
Sunstone Hotel Investors, Inc.	26,900	253,129
Xenia Hotels & Resorts, Inc.	18,200	214,032
Total		3,007,475
Industrial REITs 14.0%
Americold Realty Trust, Inc.	52,100	1,118,066
EastGroup Properties, Inc.	6,900	1,215,435
First Industrial Realty Trust, Inc.	62,703	3,383,454
Innovative Industrial Properties, Inc.	4,500	243,405
Common Stocks (continued)
Issuer	Shares	Value ($)
LXP Industrial Trust	262,900	2,274,085
Prologis, Inc.(a)	119,819	13,394,566
Rexford Industrial Realty, Inc.	4,600	180,090
STAG Industrial, Inc.	26,700	964,404
Total		22,773,505
Multi-Family Residential REITs 11.7%
AvalonBay Communities, Inc.(a)	12,253	2,629,739
Camden Property Trust	28,100	3,436,630
Centerspace	2,579	166,990
Elme Communities	12,200	212,280
Equity Residential	77,200	5,525,976
Essex Property Trust, Inc.(a)	15,500	4,751,835
UDR, Inc.	45,768	2,067,341
Veris Residential, Inc.	12,100	204,732
Total		18,995,523
Office REITs 3.4%
COPT Defense Properties	18,600	507,222
Cousins Properties, Inc.	77,000	2,271,500
Easterly Government Properties, Inc.	26,800	284,080
Hudson Pacific Properties, Inc.	29,900	88,205
Paramount Group, Inc.	26,400	113,520
Piedmont Office Realty Trust, Inc.	20,600	151,822
SL Green Realty Corp.	36,400	2,100,280
Total		5,516,629
Other Specialized REITs 4.5%
EPR Properties	10,900	573,449
Four Corners Property Trust, Inc.	13,700	393,190
Iron Mountain, Inc.	40,900	3,519,036
Lamar Advertising Co., Class A	13,716	1,560,606
Outfront Media, Inc.	26,784	432,294
VICI Properties, Inc.	24,600	802,452
Total		7,281,027
Retail REITs 14.3%
Getty Realty Corp.	13,100	408,458
InvenTrust Properties Corp.	106,900	3,139,653
Kimco Realty Corp.	131,300	2,788,812
Kite Realty Group Trust	41,600	930,592

Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	177,000	3,039,090
Phillips Edison & Co., Inc.	18,800	686,012
Realty Income Corp.(a)	79,057	4,586,097
Simon Property Group, Inc.(a)	38,844	6,451,211
SITE Centers Corp.	61,095	784,460
Urban Edge Properties	17,000	323,000
Total		23,137,385
Self Storage REITs 8.1%
CubeSmart	33,800	1,443,598
Extra Space Storage, Inc.(a)	37,865	5,622,574
Public Storage	20,500	6,135,445
Total		13,201,617
Single-Family Residential REITs 6.1%
American Homes 4 Rent, Class A	24,400	922,564
Equity LifeStyle Properties, Inc.	52,200	3,481,740
Invitation Homes, Inc.	158,783	5,533,587
Total		9,937,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 0.9%
SBA Communications Corp.	6,300	1,386,063
Total Real Estate		151,760,052
Total Common Stocks (Cost: $114,258,329)		151,760,052

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	10,038,738	10,036,730
Total Money Market Funds (Cost: $10,035,882)		10,036,730
Total Investments in Securities (Cost $124,294,211)		161,796,782
Other Assets & Liabilities, Net		359,010
Net Assets		$162,155,792
At March 31, 2025, securities and/or cash totaling $13,218,626 were pledged as collateral.
Investments in derivatives
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	02/25/2028	USD	40,123,057	(278,378)	103,038	—	(175,340)
The following table represents the contracts for differences underlying the swap arrangement as of March 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Broadstone Net Lease, Inc.	186,700	3,194,437	(13,069)	7.5
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	150,605	2,304,256	(164,159)	93.6
Industrial REITs
Americold Realty Trust, Inc.	101,200	2,169,368	2,384	(1.4)
Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Office REITs
BXP, Inc.	10,500	720,720	(15,225)	8.7
Kilroy Realty Corp.	37,300	1,280,136	(58,188)	33.2
NET Lease Office Properties	2,147	66,213	1,159	(0.7)
Retail REITs
Agree Realty Corp.	14,700	1,134,252	441	(0.3)
Kite Realty Group Trust	133,500	2,957,025	29,370	(16.8)
NNN REIT, Inc.	29,300	1,241,441	8,204	(4.7)
Specialized REITs
Equinix, Inc.	2,100	1,765,085	(52,850)	30.1
Gaming and Leisure Properties, Inc.	2,881	145,635	1,008	(0.6)
VICI Properties, Inc.	172,500	5,604,525	22,425	(12.8)
Total		22,583,093	(238,500)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc.	(22,500)	(1,381,313)	(38,662)	22.0
Hotel & Resort REITs
RLJ Lodging Trust	(67,600)	(605,696)	72,332	(41.3)
Industrial REITs
Lineage, Inc.	(32,500)	(1,908,913)	3,438	(2.0)
Terreno Realty Corp	(23,700)	(1,596,906)	98,592	(56.2)
Office REITs
Douglas Emmett, Inc.	(81,100)	(1,297,600)	0	—
JBG Smith Properties	(90,900)	(1,365,318)	(99,081)	56.5
Vornado Realty Trust	(15,400)	(587,202)	17,556	(10.0)
Residential REITs
Independence Realty Trust, Inc.	(96,100)	(2,018,100)	(22,103)	12.6
Retail REITs
Acadia Realty Trust	(102,000)	(2,206,260)	69,360	(39.6)
Brixmor Property Group, Inc.	(48,536)	(1,259,509)	(29,121)	16.6
Curbline Properties Corp	(24,207)	(572,254)	(13,314)	7.6
Regency Centers Corp.	(8,300)	(592,869)	(19,339)	11.0
Specialized REITs
American Tower Corp.	(6,000)	(1,276,140)	(29,460)	16.8
National Storage Affiliates Trust	(23,400)	(871,884)	(50,076)	28.6
Total		(17,539,964)	(39,878)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2025	USD	7,248,276	90,226	40,278	130,504	—
The following table represents the contracts for differences underlying the swap arrangement as of March 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, March 31, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	125,800	4,014,847	91,266	69.9
Industrial REITs
Rexford Industrial Realty, Inc.	5,700	230,166	(7,011)	(5.4)
Office REITs
Brandywine Realty Trust	28,300	130,746	(4,528)	(3.5)
Highwoods Properties, Inc.	16,500	478,665	10,395	8.0
Residential REITs
Sun Communities, Inc.	4,400	580,976	(14,960)	(11.5)
Specialized REITs
Public Storage	1,600	480,656	(1,792)	(1.4)
Total		5,916,056	73,370

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(59,800)	(651,820)	46,046	35.3
Retail REITs
Tanger, Inc.	(21,000)	(680,400)	(29,190)	(22.4)
Total		(1,332,220)	16,856

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.330%
SOFR	Secured Overnight Financing Rate	4.340%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	7,259,187	14,200,505	(11,423,357)	395	10,036,730	418	64,918	10,038,738
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Real Estate Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT212_12_R01_(05/25)